EMPLOYEE BENEFIT LIABILITIES - Maturity Profile of Defined Benefit Obligation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of defined benefit plans [Line Items]
Total expected payments	$ 7,752	$ 7,053
Minimum
Disclosure of defined benefit plans [Line Items]
Weighted average duration of defined benefit obligation	12 years	10 years
Maximum
Disclosure of defined benefit plans [Line Items]
Weighted average duration of defined benefit obligation	13 years	14 years
Within the next 12 months (next annual reporting period)
Disclosure of defined benefit plans [Line Items]
Total expected payments	$ 1,755	$ 1,475
Between 2 and 5 years
Disclosure of defined benefit plans [Line Items]
Total expected payments	3,153	2,711
Between 6 and 10 years
Disclosure of defined benefit plans [Line Items]
Total expected payments	$ 2,844	$ 2,867